Selected Quarterly Financial Data - Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Selected Quarterly Financial Data (Unaudited) [Abstract]
Total interest income		$ 7,343	$ 7,151	$ 7,066	$ 7,035	$ 7,055	$ 6,911	$ 6,919	$ 6,989
Total interest expense	$ 1,026	988	959	990	883	1,005	999	1,033	1,033	$ 3,117	$ 2,832	$ 3,820	$ 4,070	$ 5,250
Net interest income	6,394	6,355	6,192	6,076	6,152	6,050	5,912	5,886	5,956	19,056	18,420	24,775	23,804	22,928
Provision for loan losses	105	105	105		105		70	120	180	315	210	315	370	196
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	6,289	6,250	6,087	6,076	6,047	6,050	5,842	5,766	5,776	18,741	18,210	24,460	23,434	22,732
Total noninterest income	977	1,178	1,108	962	796	1,026	990	857	715	3,059	2,866	4,044	3,588	3,145
Total noninterest expense	5,662	5,380	4,669	5,217	4,811	4,638	4,385	4,598	4,229	15,915	14,697	20,077	17,850	16,870
Income before income taxes	1,604	2,048	2,526	1,821	2,032	2,438	2,447	2,025	2,262	5,885	6,379	8,427	9,172	9,007
Income taxes	261	298	544	316	404	550	529	414	499	1,129	1,264	1,562	1,992	1,979
Net income	$ 1,343	$ 1,750	$ 1,982	$ 1,505	$ 1,628	$ 1,888	$ 1,918	$ 1,611	$ 1,763	$ 4,756	$ 5,115	$ 6,865	$ 7,180	$ 7,028
Net income
Basic (in Dollars per share)	$ 0.60	$ 0.93	$ 0.96	$ 0.73	$ 0.79	$ 0.92	$ 0.94	$ 0.79	$ 0.87	$ 2.31	$ 2.49	$ 3.41	$ 3.52	$ 3.48
Diluted (in dollars per share)	$ 0.60	$ 0.92	$ 0.96	$ 0.73	$ 0.78	$ 0.92	$ 0.93	$ 0.79	$ 0.86	$ 2.31	$ 2.47	$ 3.39	$ 3.50	$ 3.47
Average shares outstanding:
Basic (in Shares)	2,247,587	1,884,484	2,064,054	2,058,986	2,053,660	2,049,536	2,044,124	2,038,026	2,033,480	2,059,656	2,058,938	2,014,966	2,041,635	2,016,862
Diluted (in Shares)	2,256,230	1,893,345	2,072,639	2,068,313	2,062,867	2,059,561	2,052,012	2,044,564	2,039,515	2,068,532	2,068,192	2,024,120	2,049,506	2,024,040